[GRAPHIC OMITTED]

                                  HIGH INCOME
                             ----------------------
                             Opportunity Fund, Inc.

                                                              Annual Report
                                                              September 30, 2000

High Income Opportunity Fund Inc.

[PHOTO OMITTED]                           [PHOTO OMITTED]

HEATH B.                                  JOHN C.
MCLENDON                                  BIANCHI, CFA

Chairman                                  Vice President

Dear Shareholder:

We are pleased to provide the annual report for the High Income Opportunity Fund Inc. ("Fund") for the period ended September 30, 2000. Any discussion of the Fund's holdings is as of September 30, 2000. Please refer to pages 6 through 19 for a list of the Fund's holdings.

During the past twelve months, the Fund distributed income dividends totaling $1.01 per share. The table below details the annualized distribution rate and the twelve-month total return for the Fund based on its September 30, 2000 net asset value ("NAV") per share and the New York Stock Exchange ("NYSE") closing price.(1)

              Price                Annualized            Twelve-Month
            Per Share         Distribution Rate(2)      Total Return(2)
            ---------         --------------------      ---------------
          $9.42 (NAV)                10.70%                  0.98%
          $8.938 (NYSE)              11.28%                  9.75%

----------
(1) The NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of shares outstanding. The NAV fluctuates with the changes in the value of the securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at their market (NYSE) price as determined by supply and demand.
(2) Total returns are based on changes NAV or the market value, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. Annualized distribution rate is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market value noted in this report. The annualized distribution rate assumes a current monthly income dividend rate of $0.084 for 12 months. This rate is as of October 31, 2000 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market value during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment. Past performance is not indicative of future results.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              1

Performance Update

The Fund generated a total return based on NAV of 0.98% for the year ended September 30, 2000. In comparison, the Lipper Inc. ("Lipper")(3) peer group of high current yield funds returned a negative 0.13% for the same period.

Special Shareholder Notice

The Fund continued to repurchase and retire shares during the period. We believe that the share repurchase program which started on October 19, 1999 is an opportunity to take advantage of market price fluctuations with the objective of offering increased value to the Fund's shareholders. The Fund intends to continue to purchase and then retire shares of its stock in the open market at such times, prices and amounts deemed advisable.

The Fund's share repurchase program has also added liquidity to the market for the benefit of investors who wish to sell their shares, while also seeking to benefit current shareholders by increasing the Fund's shares' NAV. Since the inception of the program, the Fund has repurchased (and retired) shares with an average buyback price of $8.779. As of September 30, 2000, this repurchase program has increased the Fund's shares' NAV by $0.069 and increased the Fund shares' total return by approximately 0.75% when measured by NAV.

Market and Economic Overview(4)

The high-yield bond market encountered continued difficulty in September 2000 in the face of improved performance in other areas of the U.S. bond market. In our opinion, it appears that many bond investors are becoming more convinced that the Federal Reserve Board ("Fed") may be able to engineer a "soft landing" for the U.S. economy, which in turn should benefit most bonds. However, depending upon the severity of the economic slowdown, high-yield bonds may be negatively affected.

We believe the high-yield bond market is close to discounting most of this risk. At current median yield levels, the high-yield bond market is trading at a 750 basis point(5) spread over 10-year U.S. Treasuries, which is above the levels reached during the 1998 emerging market crisis. In fact, we are now approaching the spread levels reached in the 1990 recession. On a year-to-date basis the high-yield market generated a negative total return of roughly 1.50%, as measured by the Bear Stearns High Yield Market Index(6), compared to a

----------
(3)   Lipper is an independent mutual fund-tracking organization.

(4) Please note that the statistical performance information that appears in this section of this report is compiled from SSB Citi Fund Management LLC internal research. It is not intended to be used as a forecast of future events, a guarantee of future results nor investment advice.

(5)   A basis point is 0.01% or one-hundredth of a percent.

(6) The Bear Stearns High Yield Market Index is an unmanaged broad-based index of high-yield bonds. Please note that an investor cannot invest directly in an index.


--------------------------------------------------------------------------------
2                                             2000 Annual Report to Shareholders
positive total return range of 4.50% to 12.00% in the U.S. Treasury market and 4.00% to 6.50% in the investment-grade(7) corporate bond market.

In our view, there are several factors driving high-yield bond valuations down to such undervalued levels including:

o The Fed's tightening bias over the last 18 months has withdrawn liquidity from the bond markets;

o Various Wall Street dealers have reduced their exposure to high-yield bonds and investment-grade corporate bonds to protect their own balance sheets; and

o Redemptions out of open-end bond mutual funds, especially high-yield bond mutual funds, have exerted even more downward pressure on high-yield bond prices as mutual funds are forced to liquidate their bond positions to meet redemptions.

The lower- to middle-quality segments (Caa/ CCC and B/B rated issues) of the high-yield bond market performed poorly in the first nine months of 2000 due to a combination of increased defaults among the lesser quality credits as well as new issue supply pressures in B/B rated issues earlier in the year. During the period, most industry sectors of the high-yield market performed poorly, especially the more economically sensitive areas of the high-yield bond market such as basic materials, capital goods manufacturing, transportation and consumer cyclical sectors.

The recent economic slowdown is causing downward earnings revisions among many of the more economically sensitive companies. In addition, the once robust telecommunications sector has significantly underperformed versus the overall market given the heavy capital needs of this industry and the current difficulty for many companies to obtain additional capital in the bond market to fund their business plans. We believe this is a short-term problem that should eventually be resolved when and if the market stabilizes.

The industry sectors in the high-yield bond market that posted positive returns during the period were energy, technology, media and operating utilities. These are the sectors that have continued to experience considerable positive momentum and as a result, may be less vulnerable to an economic slowdown. Our overweight position in B/B rated telecommunications issues held back the Fund's performance during the period. Yet, we continue to believe the performance of these issues should eventually improve once the high-yield bond market stabilizes.

----------
(7) Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the portfolio manager to be of equivalent quality.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              3

Conclusion

Over the near term, we plan to emphasize the less economically sensitive growth sectors of the bond market. We will attempt to maintain a reasonable balance in overall credit quality when seeking out investment opportunities in this volatile market. Moreover, we remain positive on the high-yield market and believe the worst of the recent correction is behind us.

However, we do not expect any meaningful improvement in high-yield bond prices until the Fed begins to reverse its interest rate increases instituted in recent months. In our opinion, as the stock market faces further challenges and economic momentum slows even further, the Fed may be in a good position to start to inject more liquidity into the financial markets and reduce interest rates.

In our opinion, the high-yield bond market should dramatically benefit from any potential shift in Fed policy. We witnessed the same trend change seen during the 1990 recession. Despite the fact that high-yield bond default rates in 1990 approached 10%, the high-yield bond market generated total returns during that time of more than 30%. We believe this resulted from increased money flows into this area of the market as many investors looked to take advantage of what they deemed to be undervalued bonds. And while no guarantees can be made that this trend will duplicate itself in the coming months, we are optimistic about the long-term return potential of high-yield bonds.

Should you have any questions about the Fund, please call PFPC Global Fund Services at (800) 331-1710. Thank you for your continued confidence in our investment approach.

Sincerely,


/s/ Heath B. McLendon                   /s/ John C. Bianchi, CFA

Heath B. McLendon                       John C. Bianchi, CFA
Chairman                                Vice President

October 12, 2000


--------------------------------------------------------------------------------
4                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC Global Fund Services ("Plan Agent"), will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV previously determined before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 34. To find out more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at
(800) 331-1710.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              5

--------------------------------------------------------------------------------
Schedule of Investments                                       September 30, 2000
--------------------------------------------------------------------------------

  FACE
 AMOUNT+  RATING(a)                    SECURITY                                  VALUE
========================================================================================
CORPORATE BONDS AND NOTES -- 98.2%
Aerospace and Defense -- 0.9%
                    BE Aerospace Inc.:
1,025,000     B       Series B, Sr. Sub. Notes, 9.875% due 2/1/06            $ 1,012,188
1,990,000     B       Series B, Sr. Sub. Notes, 8.000% due 3/1/08              1,800,950
1,235,000     B       Sr. Sub. Notes, 9.500% due 11/1/08                       1,222,650
2,005,000     B-    Dunlop Standard Aerospace, Sr. Notes,
                      11.875% due 5/15/09                                      2,027,556
----------------------------------------------------------------------------------------
                                                                               6,063,344
----------------------------------------------------------------------------------------
Airlines -- 1.3%
9,956,016     BB    Airplanes Pass-Through Trust, Series D,
                      Company Guaranteed, 10.875% due 3/15/12                  8,097,925
----------------------------------------------------------------------------------------
Alternative Power Generation -- 4.3%
                    AES Corp.:
8,995,000     Ba1*    Sr. Notes, 9.500% due 6/1/09                             9,197,387
6,250,000     Ba3*    Sr. Sub. Notes, 10.250% due 7/15/06                      6,421,875
3,615,000     Ba1*    Sr. Sub. Notes, 9.375% due 9/15/10                       3,687,300
2,770,000     Ba2*  AES Drax Energy Ltd., Secured Notes,
                      11.500% due 8/30/10 (b)                                  2,943,125
5,375,000     BB+   Calpine Corp., Sr. Notes, 10.500% due 5/15/06              5,556,406
----------------------------------------------------------------------------------------
                                                                              27,806,093
----------------------------------------------------------------------------------------
Aluminum -- 1.5%
                    Kaiser Aluminum & Chemical Corp.:
  435,000     B1*     Series B, Sr. Notes, 10.875% due 10/15/06                  429,562
  755,000     B1*     Series D, Sr. Notes, 10.875% due 10/15/06                  745,563
9,175,000     B3*     Sr. Sub. Notes, 12.750% due 2/1/03                       8,486,875
----------------------------------------------------------------------------------------
                                                                               9,662,000
----------------------------------------------------------------------------------------
Apparel/Footwear -- 0.7%
2,360,000     BB-   Levi Strauss Co., Notes, 7.000% due 11/1/06                1,852,600
                    Tommy Hilfiger USA Inc., Company Guaranteed:
  810,000     BBB-    6.500% due 6/1/03                                          653,063
1,120,000     BBB-    6.850% due 6/1/08                                          750,400
1,360,000     B-    Tropical Sportswear International Corp., Series A,
                      Company Guaranteed, 11.000% due 6/15/08                  1,285,200
----------------------------------------------------------------------------------------
                                                                               4,541,263
----------------------------------------------------------------------------------------
Apparel/Footwear Retail -- 0.4%
2,495,000     CCC+  J Crew Operating Corp., Sr. Sub Notes,
                      10.375% due 10/15/07                                     2,257,975
----------------------------------------------------------------------------------------
Auto Parts: O.E.M -- 0.8%
1,465,000     B     Collins & Aikman Products, Company Guaranteed,
                      11.500% due 4/15/06                                      1,413,725
                    Hayes Lemmerz International Inc., Company Guaranteed:
  740,000     B       Series B, 9.125% due 7/15/07                               638,250
3,465,000     B       Series B, 8.250% due 12/15/08                            2,823,975
----------------------------------------------------------------------------------------
                                                                               4,875,950
----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

   FACE
  AMOUNT+   RATING(a)                    SECURITY                                      VALUE
===============================================================================================
Beverages: Non-Alcoholic -- 0.5%
 3,120,000      B-    Triarc Consumer Beverage, Company Guaranteed,
                        10.250% due 2/15/09                                         $ 3,486,600
-----------------------------------------------------------------------------------------------
Broadcasting -- 0.6%
   890,000      BB+   Capstar Broadcasting Partners, Inc., Sr. Discount Notes,
                        step bond to yield 11.002% due 2/1/09                           853,288
                      Young Broadcasting Corp.:
 1,140,000      B       Sr. Sub. Notes, 11.750% due 11/15/04                          1,177,050
 1,585,000      B       Sr. Sub. Notes, 10.125% due 2/15/05                           1,596,888
-----------------------------------------------------------------------------------------------
                                                                                      3,627,226
-----------------------------------------------------------------------------------------------
Building Products  -- 0.4.%
 1,320,000      B     Amatek Industries Property Ltd., Sr. Sub. Notes,
                        12.000% due 2/15/08                                           1,023,000
 2,020,000      B-    Atrium Cos. Inc., Series B, Company Guaranteed,
                        10.500% due 5/1/09                                            1,828,100
-----------------------------------------------------------------------------------------------
                                                                                      2,851,100
-----------------------------------------------------------------------------------------------
Cable/Satellite  TV -- 10.3%
                      Adelphia Communications Corp.:
 2,370,000      B+      Series B, Sr. Notes, 8.375% due 2/1/08                        2,061,900
 1,740,000      B+      Sr. Notes, 10.875% due 10/1/10                                1,713,900
   890,000      CCC+  Cable Satisfaction International, Sr. Notes,
                        12.750% due 3/1/10                                              769,850
                      Century Communications Inc.:
 6,595,000      B+      Series B, Sr. Discount Notes, step bond to yield
                          10.670% due 1/15/08                                         2,703,950
   700,000      B+      Sr. Notes, 9.750% due 2/15/02                                   703,500
 2,930,000      B+      Sr. Notes, 8.750% due 10/1/07                                 2,637,000
                      Charter Communications Holdings LLC:
 8,500,000      B+      Sr. Discount Notes, step bond to yield
                          11.713% due 1/15/10 (b)                                     4,972,500
 3,145,000      B+      Sr. Notes, 8.625% due 4/1/09                                  2,838,363
 3,625,000      BB-   CSC Holdings Inc., Sr. Sub. Debentures,
                        10.500% due 5/15/16                                           3,905,938
 1,900,000 GBP  B-    Diamond Holdings PLC, Company Guaranteed,
                        10.000% due 2/1/08 (c)                                        2,442,911
 1,410,000      B+    Echostar DBS Corp., Sr. Notes, 9.375% due 2/1/09                1,388,850
                      NTL Communications Corp.:
 4,830,000      B       Sr. Notes, 11.500% due 10/1/08                                4,685,100
 1,315,000      B       Sr. Notes, 11.875% due 10/1/10 (b)                            1,291,987
 7,260,000      BB-   Rogers Cablesystems, Ltd., Company Guaranteed,
                        11.000% due 12/1/15                                           8,167,500
 2,600,000 GBP  B+    TeleWest Communications PLC, Sr. Notes,
                        11.250% due 11/1/08                                           1,968,951
19,150,000      B-    United International Holdings, Inc., Series B,
                        Sr. Discount Notes, step bond to yield
                        11.416% due 2/15/08                                          13,213,500

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

   FACE
  AMOUNT+   RATING(a)                    SECURITY                                       VALUE
================================================================================================
Cable/Satellite TV -- 10.3% (continued)
22,000,000     B     United Pan Europe Communications NV, Series B,
                      Sr. Discount Notes, step bond to yield
                      12.500% due 8/1/09                                             $10,505,000
------------------------------------------------------------------------------------------------
                                                                                      65,970,700
------------------------------------------------------------------------------------------------
Casinos/Gaming -- 3.7%
 3,880,000     B     Hollywood Casino Corp., Company Guaranteed,
                       11.250% due 5/1/07                                              4,044,900
 2,150,000     B+    Horseshoe Gaming Hldg., Series B,
                       Company Guaranteed, 8.625% due 5/15/09                          2,117,750
    43,406     NR    Jazz Casino Co. LLC, Payment-in-Kind, Sr. Sub. Notes,
                       6.046% due 11/15/09                                                 8,030
                     Mandalay Resort Group:
   705,000     BB-     Sr. Sub. Debenture, 7.625% due 7/15/13                            588,675
 1,055,000     NR      Sr. Sub. Notes, 10.250% due 8/1/07 (b)                          1,093,244
 1,560,000     BB+   Park Place Entertainment, Sr. Sub. Notes,
                       8.875% due 9/15/08                                              1,552,200
 1,915,000     B+    Station Casinos Inc., Sr. Sub Notes, 9.875% due 7/1/10 (b)        1,929,362
                     Sun International Hotels, Company Guaranteed:
 3,445,000     B1*     9.000% due 3/15/07                                              3,255,525
 3,710,000     B1*     8.625% due 12/15/07                                             3,422,475
 5,315,000     B-    Venetian Casino Resort LLC, Company Guaranteed,
                       12.250% due 11/15/04                                            5,474,450
------------------------------------------------------------------------------------------------
                                                                                      23,486,611
------------------------------------------------------------------------------------------------
Chemicals - Major -- 1.1%
                     Huntsman ICI Holdings LLC:
 1,280,000     B+      Company Guaranteed, 10.125% due 7/1/09 (b)                      1,262,400
17,800,000     B+      Sr. Discount Notes, zero coupon due 12/31/09                    5,785,000
------------------------------------------------------------------------------------------------
                                                                                       7,047,400
------------------------------------------------------------------------------------------------
Chemicals - Specialty -- 0.2%
 1,390,000     B     Avecia Group PLC, Company Guaranteed,
                       11.000% due 7/1/09                                              1,376,100
------------------------------------------------------------------------------------------------
Coal Mining -- 0.1%
 4,750,000     Ca*   AEI Resources Inc., Company Guaranteed,
                       10.500% due 12/15/05 (b)                                          736,250
------------------------------------------------------------------------------------------------
Construction Materials -- 0.8%
                     Nortek Inc.:
 3,915,000     B+      Series B, Sr. Notes, 9.125% due 9/1/07                          3,719,250
 1,615,000     B-      Sr. Sub Notes, 9.875% due 3/1/04                                1,566,550
------------------------------------------------------------------------------------------------
                                                                                       5,285,800
------------------------------------------------------------------------------------------------
Consumer Specialties -- 0.4%
 2,330,000     B     Jostens Inc., 12.750% due 5/1/10 (d)                              2,411,550
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

  FACE
 AMOUNT+   RATING(a)                     SECURITY                                      VALUE
================================================================================================
Containers/Packaging -- 2.8.%
1,195,000     B     BWAY Corp., Series B, Company Guaranteed,
                      10.250% due 4/15/07                                            $ 1,186,037
1,720,000     B-    SF Holdings Group Inc., Series B, Sr. Discount Notes,
                      step bond to yield 18.085% due 3/15/08                             903,000
                    Stone Container Finance Corp., Company Guaranteed:
6,285,000     B       11.500% due 8/15/06 (b)                                          6,504,975
1,780,000     Ba3*    Term Loan, 10.375% due 12/31/06                                  1,780,000
1,780,000     Ba3*    Term Loan, 10.188% due 12/31/06                                  1,780,000
3,725,000     B-    Sweetheart Cup Co. Inc., Sr. Sub Notes,
                      10.500% due 9/1/03                                               3,520,125
2,080,000     B-    Tekni-Plex Inc., Sr. Sub Notes, 12.750% due 6/15/10 (b)            2,059,200
------------------------------------------------------------------------------------------------
                                                                                      17,733,337
------------------------------------------------------------------------------------------------
Contract Drilling -- 2.1.%
                    Parker Drilling Co.:
  595,000     B-      5.500% due 8/1/04                                                  507,238
2,035,000     B+      Company Guaranteed, Series D, 9.750% due 11/15/06                2,040,088
3,490,000     BB    Pride International Inc., Sr. Notes, 10.000% due 6/1/09            3,681,950
3,375,000     Ba3*  R&B Falcon Corp., Sr. Notes, 12.250% due 3/15/06                   3,902,344
3,095,000     BB-   RBF Finance Co., Company Guaranteed,
                      11.375% due 3/15/09                                              3,578,594
------------------------------------------------------------------------------------------------
                                                                                      13,710,214
------------------------------------------------------------------------------------------------
Discount Stores -- 0.5%
  580,000     B+    Ames Department Stores Inc., Sr. Notes,
                      10.000% due 4/15/06                                                269,700
2,900,000     BB+   Kmart Corp., Debentures, 12.500% due 3/1/05                        3,023,250
------------------------------------------------------------------------------------------------
                                                                                       3,292,950
------------------------------------------------------------------------------------------------
Electric Utilities -- 1.0%
4,355,000     B     Echostar Broadband Corp., Sr. Notes,
                      10.375% due 10/1/07 (b)                                          4,355,000
1,820,000     B+    Orion Power Holdings Inc., Sr. Notes,
                      12.000% due 5/1/10 (b)                                           1,956,500
------------------------------------------------------------------------------------------------
                                                                                       6,311,500
------------------------------------------------------------------------------------------------
Electronic Components -- 1.0%
2,996,000     BB-   Celestica International Inc., Sr. Sub. Notes,
                      10.500% due 12/31/06                                             3,134,565
3,445,000     Ba3*  Flextronics Intl. Ltd., Sr. Sub Notes, 9.875% due 7/1/10 (b)       3,556,962
------------------------------------------------------------------------------------------------
                                                                                       6,691,527
------------------------------------------------------------------------------------------------
Electronics Production Equipment -- 0.3%
1,585,000     B1*   Amkor Technologies Inc., Sr. Sub Notes,
                      10.500% due 5/1/09                                               1,614,719
------------------------------------------------------------------------------------------------
Electronics/Appliances -- 0.5%
3,395,000     BB-   Polaroid Corp., Sr. Notes, 11.500% due 2/15/06                     3,310,125
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

   FACE
  AMOUNT+  RATING(a)                     SECURITY                                       VALUE
================================================================================================
Engineering and Construction -- 0.6%
 1,700,000     BB-   Integrated Electrical Services Inc., Series B,
                       Company Guaranteed, 9.375% due 2/1/09                         $ 1,542,750
 2,155,000     B-    Orius Capital Corp., Sr. Sub. Notes, 12.750% due 2/1/10 (b)       2,273,525
------------------------------------------------------------------------------------------------
                                                                                       3,816,275
------------------------------------------------------------------------------------------------
Environmental Services -- 3.3%
                     Allied Waste Corp., Series B, Company Guaranteed:
 2,305,000     BB-     7.875% due 1/1/09                                               2,022,637
15,195,000     B+      10.000% due 8/1/09                                             13,333,612
                      Tranche B Term Loan:
   162,000     BB-       9.437% due 7/21/06                                              157,241
   648,000     Ba3*      9.437% due 7/21/06                                              628,965
                      Tranche C Term Loan:
   129,600     Ba3*      9.750% due 7/21/07                                              125,793
   842,400     Ba3*      9.687% due 7/21/07                                              817,654
 3,695,000     B+    URS Corp., Series B, Sr. Sub. Notes, 12.250% due 5/1/09           3,805,850
------------------------------------------------------------------------------------------------
                                                                                      20,891,752
------------------------------------------------------------------------------------------------
Finance/Rental/Leasing Companies  -- 0.5.%
 2,085,000     BB-   Avis Group Holdings Inc., Company Guaranteed,
                       11.000% due 5/1/09                                              2,272,650
   820,000     B     NationsRent, Inc., Company Guaranteed,
                       10.375% due 12/15/08                                              610,900
------------------------------------------------------------------------------------------------
                                                                                       2,883,550
------------------------------------------------------------------------------------------------
Financial Conglomerates -- 0.3%
                     Amresco, Inc., Sr. Sub. Notes:
 1,850,000     Caa3*   Series 97-A, 10.000% due 3/15/04                                  823,250
 1,890,000     Caa*    Series 98-A, 9.875% due 3/15/05                                   841,050
------------------------------------------------------------------------------------------------
                                                                                       1,664,300
------------------------------------------------------------------------------------------------
Food Distributors -- 2.7%
 2,625,000     B-    Agrilink Foods Inc., Company Guaranteed,
                       11.875% due 11/1/08                                             1,955,625
                     Aurora Foods Inc.:
 3,435,000     CCC+    Series B, Sr. Sub. Notes, 9.875% due 2/15/07                    2,730,825
   520,000     CCC+    Series B, Sr. Sub. Notes, 8.750% due 7/1/08                       400,400
 1,215,000     CCC+    Series D, Sr. Sub. Notes, 9.875% due 2/15/07                      965,925
 4,740,000     B2*   Carrols Corp., Company Guaranteed, 9.500% due 12/1/08             4,100,100
 2,215,000     BBB   International Home Foods, Company Guaranteed,
                       10.375% due 11/1/06                                             2,381,125
 4,870,000     B     SC International Services, Inc., Series B,
                       Company Guaranteed, 9.250% due 9/1/07                           4,772,600
------------------------------------------------------------------------------------------------
                                                                                      17,306,600
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

  FACE
 AMOUNT+   RATING(a)                     SECURITY                                      VALUE
================================================================================================
Foods - Specialty/Candy -- 0.5%
 2,725,000     B-    B&G Foods Inc., Company Guaranteed, 9.625% due 8/1/07           $ 1,975,625
 5,340,000     CCC+  Imperial Holly Corp., Company Guaranteed,
                       9.750% due 12/15/07                                               987,900
------------------------------------------------------------------------------------------------
                                                                                       2,963,525
------------------------------------------------------------------------------------------------
Forest Products -- 0.8.%
 3,310,000     B     Ainsworth Lumber Co. Ltd., Sr. Notes,
                       12.500% due 7/15/07                                             3,094,850
 2,070,000     B+    Millar Western Forest Products, Sr. Notes,
                       9.875% due 5/15/08                                              1,914,750
------------------------------------------------------------------------------------------------
                                                                                       5,009,600
------------------------------------------------------------------------------------------------
Home Furnishing -- 0.3%
 2,130,000     B     Falcon Inc., Series B, Company Guaranteed,
                       11.375% due 6/15/09                                             2,031,487
------------------------------------------------------------------------------------------------
Homebuilding -- 0.9%
 1,760,000     Ba1*  D.R. Horton Inc., Company Guaranteed,
                       8.000% due 2/1/09                                               1,623,600
 3,810,000     BB+   Lennar Corp., Sr. Notes, 9.950% due 5/1/10 (b)                    3,933,825
------------------------------------------------------------------------------------------------
                                                                                       5,557,425
------------------------------------------------------------------------------------------------
Hospital/Nursing Management -- 0.7%
 4,810,000     Ba3*  Fresenius Medical Care Capital Trust I,
                       Company Guaranteed Trust, 9.000% due 12/1/06                    4,797,975
------------------------------------------------------------------------------------------------
Hotel/Resort -- 1.8%
 1,765,000     B-    Courtyard By Marriott II, Series B, Sr. Notes,
                       10.750% due 2/1/08                                              1,776,031
 2,825,000     BB    HMH Properties, Inc., Series C, Sr. Notes,
                       8.450% due 12/1/08                                              2,697,875
                     Intrawest Corp., Sr. Notes:
 3,150,000     B+      9.750% due 8/15/08                                              3,165,750
 3,490,000     B+      10.500% due 2/1/10                                              3,594,700
------------------------------------------------------------------------------------------------
                                                                                      11,234,356
------------------------------------------------------------------------------------------------
Industrial Machinery -- 0.3%
 1,755,000     B     Flowserve Corp., Company Guaranteed,
                       12.250% due 8/15/10 (b)                                         1,803,263
------------------------------------------------------------------------------------------------
Internet Software/Services -- 3.5%
   920,000     NR    Colo.com, 13.875% due 3/15/10 (d)                                   943,000
 1,705,000     Caa3* Cybernet Internet Services International, Sr. Notes,
                       14.000% due 7/1/09                                                792,825
                     Exodus Communications Inc., Sr. Notes:
   895,000     B       10.750% due 12/15/09                                              872,625
11,355,000     B       11.625% due 7/15/10 (b)                                        11,440,162
                     PSINet Inc., Sr. Notes:
 1,120,000     B-      11.500% due 11/1/08                                               756,000
 6,815,000     B-      11.000% due 8/1/09                                              4,463,825

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

  FACE
 AMOUNT+    RATING(a)                       SECURITY                                    VALUE
================================================================================================
Internet Software/Services -- 3.5% (continued)
                    Rhythms Netconnections, Sr. Notes:
1,120,000     CCC+    Series B, 14.000% due 2/15/10 (b)                              $   744,800
3,630,000     CCC+    Sr. Discount Notes, step bond to yield 13.500% due 5/15/08       1,397,550
2,605,000     CCC+  WAM|NET Inc., Series B, Company Guaranteed,
                      step bond to yield 12.812% due 3/1/05                            1,185,275
------------------------------------------------------------------------------------------------
                                                                                      22,596,062
------------------------------------------------------------------------------------------------
Major Telecommunications -- 0.5%
2,705,000     B+    McLeodUSA Inc., Sr. Discount Note, step bond to yield
                      10.500% due 3/1/07                                               2,231,625
1,105,000     B-    USA Mobile Communication, Sr. Notes,
                      9.500% due 2/1/04                                                  823,225
------------------------------------------------------------------------------------------------
                                                                                       3,054,850
------------------------------------------------------------------------------------------------
Marine Shipping -- 0.3%
2,125,000     B-    Oglebay Norton Co., Sr. Sub Notes, 10.000% due 2/1/09              1,976,250
------------------------------------------------------------------------------------------------
Medical Distributors -- 0.2%
1,565,000     B-    Alaris Medical Systems, Company Guaranteed,
                      9.750% due 12/1/06                                               1,150,275
------------------------------------------------------------------------------------------------
Medical Specialties -- 0.7%
3,335,000     B-    Hanger Orthopedic Group, Inc., Sr. Sub. Notes,
                      11.250% due 6/15/09                                              2,968,150
2,520,000     B-    Total Rental Care Holdings, 7.000% due 5/15/09                     1,801,800
------------------------------------------------------------------------------------------------
                                                                                       4,769,950
------------------------------------------------------------------------------------------------
Medical/Nursing Services -- 1.0%
                    HealthSouth Corp., Sr. Notes:
3,630,000     BBB-    6.875% due 6/15/05                                               3,239,775
3,305,000     BB+     Sr. Sub. Notes, 10.750% due 10/1/08 (b)                          3,317,394
------------------------------------------------------------------------------------------------
                                                                                       6,557,169
------------------------------------------------------------------------------------------------
Miscellaneous Commercial Services -- 1.2%
4,950,000     B2*   Intertek Finance PLC, Series B, Company Guaranteed,
                      10.250% due 11/1/06                                              1,757,250
6,675,000     B-    Outsourcing Solutions Inc., Series B, Sr. Sub. Notes,
                      11.000% due 11/1/06                                              5,707,125
------------------------------------------------------------------------------------------------
                                                                                       7,464,375
------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 0.8%
4,475,000     B+    Park-Ohio Industries Inc., Sr. Sub. Notes,
                      9.250% due 12/1/07                                               4,005,125
1,535,000     B     Polymer Group Inc., Series B, Company Guaranteed,
                      9.000% due 7/1/07                                                1,189,625
------------------------------------------------------------------------------------------------
                                                                                       5,194,750
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

  FACE
 AMOUNT+   RATING(a)                     SECURITY                                      VALUE
================================================================================================
Movies/Entertainment -- 1.0%
7,710,000     B-    Premier Parks Inc., Sr. Discount Notes, step bond to yield
                      11.509% due 4/1/08                                             $ 5,184,975
1,340,000     BB+   SFX Entertainment, Inc., Series B, Company Guaranteed,
                      9.125% due 2/1/08                                                1,413,700
------------------------------------------------------------------------------------------------
                                                                                       6,598,675
------------------------------------------------------------------------------------------------
Oil and Gas Pipelines -- 0.4%
2,175,000     BB-   Leviathan Gas Pipeline Partners, L.P., Series B,
                      Company Guaranteed, 10.375% due 6/1/09                           2,305,500
------------------------------------------------------------------------------------------------
Oil and Gas Production -- 4.7%
                    Belco Oil & Gas Corp., Series B:
1,200,000     B1*     Company Guaranteed, 10.500% due 4/1/06                           1,218,000
2,195,000     B1*     Sr. Sub. Notes, 8.875% due 9/15/07                               2,129,150
2,245,000     CCC-  Belden & Blake Corp., Company Guaranteed,
                      9.875% due 6/15/07                                               1,936,313
3,955,700     NR    AMFM Operating, Inc., Debentures, 12.625% due 10/31/06             4,469,941
3,850,000     B     Chesapeake Energy Corp., Series B, Company Guaranteed,
                      9.625% due 5/1/05                                                3,840,375
3,780,000     B     Forest Oil Corp., Company Guaranteed, 10.500% due 1/15/06          3,912,300
1,250,000     B     Houston Exploration Co., Series B, Sr. Sub Notes,
                      8.625% due 1/1/08                                                1,221,875
  695,000     B     Magnum Hunter Resources Inc., Company Guaranteed,
                      10.000% due 6/1/07                                                 688,050
4,495,000     B+    Nuevo Energy Co., Series B, Sr. Sub. Notes,
                      9.500% due 6/1/08                                                4,517,475
                    Plains Resources, Company Guaranteed:
1,190,000     B2*     10.250% due 3/15/06 (b)                                          1,213,800
  395,000     B2*     Series B, 10.250% due 3/15/06                                      402,900
  950,000     B-    Range Resources Corp., Company Guaranteed,
                      8.750% due 1/15/07                                                 907,250
2,555,000     B     Stone Energy Corp., Company Guaranteed,
                      8.750% due 9/15/07                                               2,503,900
1,165,000     BB-   Vintage Petroleum, Inc., Sr. Sub. Notes,
                      9.750% due 6/30/09                                               1,217,425
------------------------------------------------------------------------------------------------
                                                                                      30,178,754
------------------------------------------------------------------------------------------------
Oil Refining/Marketing -- 0.5%
2,045,000     BB-   Clark Oil & Refining Corp., Sr. Notes, 9.500% due 9/15/04          1,850,725
  350,000     BB-   Clark Refining & Marketing Corp., Sr. Notes,
                      8.375% due 11/15/07                                                283,500
1,595,000     B     Clark USA Inc., Series B, Sr. Notes, 10.875% due 12/1/05             996,875
------------------------------------------------------------------------------------------------
                                                                                       3,131,100
------------------------------------------------------------------------------------------------
Pharmaceuticals - Generic -- 1.4.%
8,930,000     BB    ICN Pharmaceuticals Inc., Series B, Sr. Notes,
                      9.250% due 8/15/05                                               8,840,700
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

  FACE
 AMOUNT+   RATING(a)                       SECURITY                                     VALUE
================================================================================================
Pharmaceuticals - Other -- 0.6%
3,510,000     B     King Pharmaceuticals, Inc., Company Guaranteed,
                      10.750% due 2/15/09                                            $ 3,720,600
------------------------------------------------------------------------------------------------
Printing/Forms -- 0.1%
  705,000 GBP B     Polestar Corp. PLC, Series B, Sr. Notes,
                      10.500% due 5/30/08 (c)                                            786,969
------------------------------------------------------------------------------------------------
Publishing - Newspapers -- 0.6%
4,295,000     B+    Garden State Newspapers, Inc., Sr. Sub. Notes,
                      8.625% due 7/1/11                                                4,026,562
------------------------------------------------------------------------------------------------
Pulp and Paper -- 2.6%
5,515,000     CCC+  Repap New Brunswick Inc., Sr. Notes,
                      10.625% due 4/15/05                                              5,708,025
                    Riverwood International Corp., Company Guaranteed:
3,430,000     B-      10.625% due 8/1/07                                               3,451,437
5,820,000     CCC+    10.875% due 4/1/08                                               5,354,400
1,766,750     NR    SD Warren Co., Debentures, 14.000% due 12/15/06                    1,947,842
------------------------------------------------------------------------------------------------
                                                                                      16,461,704
------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT) -- 0.6%
1,000,000     BB    Felcor Lodging LP, Sr. Notes, 9.500% due 9/15/08                     997,500
4,000,000     NR    Ocwen Asset Investment Corp., Sr. Notes,
                      11.500% due 7/1/05                                               3,160,000
------------------------------------------------------------------------------------------------
                                                                                       4,157,500
------------------------------------------------------------------------------------------------
Savings and Loan Associations -- 0.9%
5,500,000     B2*   Ocwen Capital Trust I Corp., Company Guaranteed,
                      10.875% due 8/1/27                                               3,162,500
2,600,000     B+    Ocwen Financial Corp., Notes, 11.875% due 10/1/03                  2,301,000
------------------------------------------------------------------------------------------------
                                                                                       5,463,500
------------------------------------------------------------------------------------------------
Semiconductors -- 1.3%
6,510,000     B     Fairchild Semiconductor Corp., Sr. Sub. Notes,
                      10.125% due 3/15/07                                              6,542,550
1,800,000     B     SCG Holdings & Semiconductor Co., Company Guaranteed,
                      12.000% due 8/1/09                                               1,899,000
------------------------------------------------------------------------------------------------
                                                                                       8,441,550
------------------------------------------------------------------------------------------------
Specialty Stores -- 0.4%
3,065,000     B-    Advance Stores Co., Inc., Series B, Company Guaranteed,
                      10.250% due 4/15/08                                              2,406,025
------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 11.6%
2,255,000     B+    Call-Net Enterprises, Inc., Sr. Notes, 9.375% due 5/15/09          1,071,125
1,250,000 EUR B+    Esat Telecom Group PLC, Sr. Unsub. Notes,
                      11.875% due 11/1/09 (c)                                          1,362,419
3,650,000 EUR B     Flag Telecom Holdings Ltd., Sr. Notes, 11.625% due 3/30/10         2,770,178
                    Focal Communications Corp.:
4,125,000     B-      Series B, Sr. Discount Notes, step bond to yield
                        13.362% due 2/15/08                                            1,959,375
  110,000     B-      Sr. Notes, 11.875% due 1/15/10                                      84,150

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

   FACE
  AMOUNT+   RATING(a)                     SECURITY                                      VALUE
================================================================================================
Specialty Telecommunications -- 11.6% (continued)
 4,100,000     BB    Global Crossing Holdings Ltd., Company Guaranteed,
                       9.500% due 11/15/09                                           $ 4,100,000
 3,400,000 EUR B     Global Telesystems, 11.000% due 12/1/09 (b)(c)                    1,410,241
 1,555,000     NR    GT Group Telecom, step bond to yield 13.250%
                       due 2/1/10 (b)                                                    676,425
                     Esprit Telecom Group PLC, Sr. Notes:
 3,900,000     B-      11.500% due 12/15/07                                            1,384,500
 4,000,000 DEM B-      11.500% due 12/15/07 (c)                                          676,773
 2,250,000     B-      10.875% due 6/15/08                                               798,750
                     Hermes Europe Railtel B.V., Sr. Notes:
 1,645,000     B       11.500% due 8/15/07                                               830,725
 7,345,000     B       10.375% due 1/15/09                                             3,709,225
                     Jazztel PLC, Sr. Notes:
 2,300,000 EUR CCC+    13.250% due 12/15/09 (b)(c)                                     1,654,253
 2,000,000 EUR CCC+    14.000% due 7/15/10 (b)(c)(d)                                   1,667,932
                     KMC Telecom Holdings, Inc.:
 4,030,000     CCC+    Sr. Discount Notes, step bond to yield
                         15.899% due 2/15/08                                           1,632,150
 2,865,000     CCC+    Sr. Notes, 13.500% due 5/15/09                                  1,991,175
                     Level 3 Communications, Inc.:
12,055,000     B       Sr. Discount Notes, step bond to yield
                         12.846% due 3/15/10                                           6,509,700
 5,300,000 EUR B       Sr. Notes, 11.250% due 3/15/10 (b)(c)                           4,115,996
 2,215,000     B+    McLeodUSA Inc., Sr. Notes, 8.125% due 2/15/09                     1,921,513
 1,760,000     CCC+  Madison River Capital, Sr. Notes, 13.250% due 3/1/10 (b)          1,416,800
 4,610,000     B-    MGC Communications Inc., Sr. Notes, 13.000% due 4/1/10            3,111,750
 4,400,000 CAD B-    Microcell Telecommunication Inc., Sr. Discount Notes,
                       step bond to yield 11.125% due 10/15/07 (c)                     2,244,450
                     NEXTLINK Communications, Inc.:
 7,000,000     B       Sr. Discount Notes, step bond to yield
                         12.051% due 6/1/09                                            3,955,000
 3,435,000     B       Sr. Discount Notes, step bond to yield
                         13.160% due 12/1/09                                           1,803,375
 4,610,000     B       Sr. Notes, 12.500% due 4/15/06                                  4,529,325
   970,000     B       Sr. Notes, 10.750% due 6/1/09                                     902,100
 6,035,000     B-    Primus Telecommunications Group, Inc.,
                       Sr. Notes, 11.750% due 8/1/04                                   3,409,775
 3,260,000     B-    Tele1 Europe B.V., Sr. Notes, 13.000% due 5/15/09                 3,178,500
                     Versatel Telecom International NV., Sr. Notes:
   625,000     B3*     13.250% due 5/15/08                                               562,500
 3,700,000 EUR B-      11.250% due 3/30/10 (b)(c)                                      2,824,452
 6,630,000     B-    Viatel Inc., Sr. Notes, 11.500% due 3/15/09                       3,182,400
 2,630,000     B+    Williams Communications Group Inc., Sr. Notes,
                       11.875% due 8/1/10 (b)                                          2,511,650
------------------------------------------------------------------------------------------------
                                                                                      73,958,682
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

  FACE
 AMOUNT+   RATING(a)                       SECURITY                                     VALUE
================================================================================================
Steel -- 0.6%
1,875,000     BB-   LTV Corp., Company Guaranteed, 11.750% due 11/15/09               $  946,875
2,530,000     B+    WCI Steel, Inc., Series B, Sr. Notes, 10.000% due 12/1/04          2,251,700
1,065,000     B-    WHX Corp., Sr. Notes, 10.500% due 4/15/05                            591,075
------------------------------------------------------------------------------------------------
                                                                                       3,789,650
------------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.9.%
1,570,000     B-    At Home Corp., 4.750% due 12/15/06                                 1,057,788
6,575,000     B-    World Access Inc., Series B, Sr. Notes,
                      13.250% due 1/15/08                                              4,766,875
------------------------------------------------------------------------------------------------
                                                                                       5,824,663
------------------------------------------------------------------------------------------------
Textiles -- 0.3%
2,150,000     BB    Westpoint Stevens Inc., Sr. Notes, 7.875% due 6/15/05              1,870,500
------------------------------------------------------------------------------------------------
Tobacco -- 0.1%
  965,000     BB-   Standard Commercial Tobacco Co. Inc., Company Guaranteed,
                      8.875% due 8/1/05                                                  826,281
------------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery -- 0.5%
3,775,000     B     Columbus Mckinnon Corp., Company Guaranteed,
                      8.500% due 4/1/08                                                3,336,156
------------------------------------------------------------------------------------------------
Wholesale Distributors -- 0.3%
1,775,000     B2*   Buhrmann US, Inc., Company Guaranteed,
                      12.250% due 11/1/09                                              1,846,000
------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 11.7%
3,620,000     CCC   Airgate PCS Inc., Sr. Sub. Notes,
                      step bond to yield 13.238% due 10/1/09                           2,199,150
6,925,000     CCC+  Alamosa PCS Holdings, Inc., Company Guaranteed,
                      step bond to yield 13.411% due 2/15/10                           3,774,125
1,125,000     B-    Centennial Cellular Corp., Sr. Sub. Notes,
                      10.750% due 12/15/08                                             1,105,313
                    Clearnet Communications:
5,250,000 CAD BBB+    Sr. Discount Notes, step bond to yield
                        13.450% due 5/15/08 (c)                                        2,756,547
3,000,000     NR      Sr. Secured Notes, 10.125% due 7/7/07 (b)                        3,147,375
                    Crown Castle International Corp.:
6,425,000     B       Sr. Discount Notes, step bond to yield
                        11.322% due 5/15/11                                            4,192,313
1,030,000     B       Sr. Notes, 10.750% due 8/1/11                                    1,063,475
1,090,000     B     Dobson Communications Corp., Sr. Notes,
                      10.875% due 7/1/10                                               1,070,925
3,120,000     NR    Dobson/Sygnet Communications Corp., Sr. Notes,
                      12.250% due 12/15/08                                             3,127,800
1,155,000     CCC   Horizon PCS Inc., step bond to yield
                      14.000% due 10/1/10 (d)                                            594,825
7,980,000     B-    Millicom International Cellular S.A., Sr. Discount Notes,
                      step bond to yield 14.073% due 6/1/06                            6,902,700

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

   FACE
  AMOUNT+   RATING(a)                     SECURITY                                     VALUE
================================================================================================
Wireless Telecommunications -- 11.7% (continued)
                      Nextel Communications, Inc.:
 7,365,000     B1*      Sr. Discount Notes, step bond to yield
                          10.985% due 9/15/07                                       $  6,057,713
16,735,000     B1*      Sr. Discount Notes, step bond to yield
                          10.915% due 2/15/08                                         12,844,113
 2,280,000     B1*      Sr. Notes, 9.375% due 11/15/09                                 2,234,400
 1,985,000     B-     Spectrasite Holdings Inc., Sr. Discount Notes,
                        step bond to yield 11.250% due 4/15/09                         1,091,750
 2,015,000     NR     Telecorp PCS Inc., Sr. Sub. Notes, 10.625% due 7/15/10 (b)       2,045,225
                      Telesystem International Wireless Inc., Sr. Discount Notes:
 8,160,000     CCC+     Series B, step bond to yield 13.368% due 6/30/07               5,100,000
 3,825,000     CCC+     Series C, step bond to yield 12.641% due 11/1/07               2,084,625
 1,965,000     B3*    Triton PCS, Inc., Company Guaranteed,
                        step bond to yield 12.077% due 5/1/08                          1,483,575
 3,120,000     Caa1*  U.S. Unwired Inc., Company Guaranteed,
                        step bond to yield 13.530% due 11/1/09                         1,684,800
                      Voicestream Wire Co.:
 2,515,000     B2*      Sr. Discount Notes, step bond to yield
                          11.875% due 11/15/09                                         1,823,375
   935,000     B2*      Sr. Notes, 11.500% due 9/15/09                                 1,049,537
 1,891,278     B2*      Sr. Notes, 10.375% due 11/15/09                                2,052,037
 3,564,000     B1*      Term Loan, 9.620% due 2/25/09                                  3,555,090
 5,765,000     B-     Winstar Communications Corp., Sr. Discount Notes,
                        step bond to yield 15.313% due 4/15/10 (b)                     1,873,625
------------------------------------------------------------------------------------------------
                                                                                      74,914,413
------------------------------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS AND NOTES
                      (Cost -- $689,957,088)                                         627,857,532
================================================================================================
   SHARES                          SECURITY                                            VALUE
================================================================================================
COMMON STOCK -- 0.0%
Containers/Packaging -- 0.0%
       344            SF Holdings Group, Class C Shares (b)                                   10
------------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.0%
    20,125            Pagemart Nationwide Inc. (b)                                       140,875
    20,659            World Access, Inc.                                                 111,688
------------------------------------------------------------------------------------------------
                                                                                         252,563
------------------------------------------------------------------------------------------------
                      TOTAL COMMON STOCK
                      (Cost -- $373,323)                                                 252,573
================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             17

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

   SHARES                             SECURITY                                          VALUE
================================================================================================
PREFERRED STOCK -- 0.0%
Electronic Components -- 0.0%
    4,113           Viasystems Group Inc., Payment-in-kind, Series B                  $   74,039
------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
       91           Dobson Communications Corp.,
                      Payment-in-kind, Exchangeble 13.000%                                 8,691
------------------------------------------------------------------------------------------------
                    TOTAL PREFERRED STOCK
                    (Cost -- $62,381)                                                     82,730
================================================================================================
WARRANTS (e) -- 0.3%
Broadcasting -- 0.0%
   14,825           UIH Australia/Pacific, Inc., Expire 5/15/06                          222,375
------------------------------------------------------------------------------------------------
Cable -- 0.0%
      890           Cable Satisfaction Corp., Expire 3/1/05                               18,245
------------------------------------------------------------------------------------------------
Internet Services -- 0.2%
    1,705           Cybernet Internet Services, Expire 7/1/09                             12,788
    6,975           Splitrock Services, Inc., Expire 7/15/08                             945,984
   13,950           WAM!NET Inc., Expire 3/1/05                                          162,169
------------------------------------------------------------------------------------------------
                                                                                       1,120,941
------------------------------------------------------------------------------------------------
Paper -- 0.0%
    8,175           SDW Holdings Corp., Expire 12/15/06 (b)                                    0
------------------------------------------------------------------------------------------------
Printing/Forms -- 0.0%
    1,765           Merrill Corp., Expire 5/1/09                                             177
------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.1%
    1,555           GT Group Telecom Inc., Expire 2/1/10                                 125,178
   43,470           Pagemart, Inc., Expire 12/31/03                                      217,350
    6,975           RSL Communications, Ltd., Expire 11/15/06                             56,672
------------------------------------------------------------------------------------------------
                                                                                         399,200
------------------------------------------------------------------------------------------------
Telephone - Cellular -- 0.0%
    3,485           Airgate PCS Inc., Expire 10/1/09                                     296,225
    6,725           Iridium World Communications Ltd., Expire 7/15/05 (b)                     67
------------------------------------------------------------------------------------------------
                                                                                         296,292
------------------------------------------------------------------------------------------------
                    TOTAL WARRANTS
                    (Cost -- $1,750,399)                                               2,057,230
================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2000
--------------------------------------------------------------------------------

   FACE
  AMOUNT                                 SECURITY                                      VALUE
================================================================================================
REPURCHASE AGREEMENT (c) -- 1.5%
$9,456,000          Goldman, Sachs & Co., 6.450% due 10/2/00;
                      Proceeds at maturity -- $9,461,106;
                      (Fully collateralized by U.S. Treasury Notes and Bonds,
                      6.125% to 11.750% due 8/15/01 to 8/15/27;
                      Market value -- $9,645,133) (Cost -- $9,456,000 )             $  9,456,000
================================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $701,599,191**)                                        $639,706,065
================================================================================================

+     Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk(*) which are rated by Moody's Investors Service Inc.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) All or a portion of this security is segregated for open forward foreign currency contracts.
(d)   Security has been issued with attached warrants.
(e)   Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 20 for definition of ratings.

      Currency abbreviations used in this schedule:
      ---------------------------------------------
      CAD -- Canadian Dollar
      DEM -- German Mark
      EUR -- Euro
      GBP -- British Pound

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             19

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "BBB" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as predominantly and CCC speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Baa" to "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds that are rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
20                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                           September 30, 2000
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $701,599,191)                                        $ 639,706,065
  Cash                                                                                          579
  Interest and dividends receivable                                                      14,976,105
  Receivable for securities sold                                                          7,116,342
  Receivable for open forward foreign currency contracts (Note 8)                         1,148,794
---------------------------------------------------------------------------------------------------
  Total Assets                                                                          662,947,885
---------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                                        8,096,230
  Dividends payable                                                                       1,694,635
  Management fees payable                                                                   614,577
  Payable for open forward foreign currency contracts (Note 8)                               78,276
  Accrued expenses                                                                           89,113
---------------------------------------------------------------------------------------------------
  Total Liabilities                                                                      10,572,831
---------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 652,375,054
===================================================================================================
NET ASSETS:
  Par value of capital shares                                                         $      69,227
  Capital paid in excess of par value                                                   872,884,799
  Undistributed net investment income                                                     1,795,010
  Accumulated net realized loss from security transactions and foreign currencies      (161,369,525)
  Net unrealized depreciation of investments and foreign currencies                     (61,004,457)
---------------------------------------------------------------------------------------------------
Total Net Assets
  (Equivalent to $9.42 per share on 69,227,252 shares of
  $0.001 par value outstanding; 500,000,000 shares authorized)                        $ 652,375,054
===================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             21

--------------------------------------------------------------------------------
Statement of Operations                    For the Year Ended September 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $ 80,594,742
  Dividends                                                             547,821
--------------------------------------------------------------------------------
  Total Investment Income                                            81,142,563
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                            8,172,741
  Shareholder communications                                            160,489
  Shareholder and system servicing fees                                 117,510
  Audit and legal                                                        59,009
  Custody                                                                54,002
  Directors' fees                                                        11,270
  Other                                                                  79,606
--------------------------------------------------------------------------------
  Total Expenses                                                      8,654,627
--------------------------------------------------------------------------------
Net Investment Income                                                72,487,936
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 8):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)         (62,096,312)
    Foreign currency transactions                                     2,031,860
--------------------------------------------------------------------------------
  Net Realized Loss                                                 (60,064,452)
--------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments
  and Foreign Currencies:
    Beginning of year                                               (43,005,972)
    End of year                                                     (61,004,457)
--------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                           (17,998,485)
--------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                      (78,062,937)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                             $ (5,575,001)
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Years Ended September 30,
                                                                         2000                1999
====================================================================================================
OPERATIONS:
  Net investment income                                             $  72,487,936      $  73,859,720
  Net realized loss                                                   (60,064,452)       (41,919,147)
  Increase in net unrealized depreciation                             (17,998,485)       (14,161,100)
----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                    (5,575,001)        17,779,473
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (70,585,238)       (74,284,603)
  Capital                                                                      --           (454,788)
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                     (70,585,238)       (74,739,391)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Treasury stock acquired                                             (26,425,102)                --
  Net asset value of shares issued
    for reinvestment of dividends                                              --          2,293,455
----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                                           (26,425,102)         2,293,455
----------------------------------------------------------------------------------------------------
Decrease in Net Assets                                               (102,585,341)       (54,666,463)

NET ASSETS:
  Beginning of year                                                   754,960,395        809,626,858
----------------------------------------------------------------------------------------------------
  End of year*                                                      $ 652,375,054      $ 754,960,395
====================================================================================================
* Includes undistributed (overdistributed)
    net investment income of:                                       $   1,795,010      $  (1,389,020)
====================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             23

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The High Income Opportunity Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At September 30, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared.


--------------------------------------------------------------------------------
24                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., acts as investment manager of the Fund. The Fund pays SSBC a management fee calculated at an annual rate of 1.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one director of the Fund are employees of Salomon Smith Barney Inc., another subsidiary of SSBH.

3. Investments

During the year ended September 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $460,378,159
--------------------------------------------------------------------------------
Sales                                                                482,295,980
================================================================================

At September 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 14,057,946
Gross unrealized depreciation                                       (75,951,072)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(61,893,126)
================================================================================


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             25

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

4. Capital Loss Carryforward

At September 30, 2000, the Fund had, for Federal tax purposes, approximately $105,015,800 of capital loss carryforwards available to offset future realized capital gains. To the extent that these capital loss carryforwards can be used to offset net realized capital gains, such gains, if any, will not be distributed. The amounts and expiration of carryforwards are indicated below. Expiration occurs on September 30 in the year indicated:

                               2003          2004          2007          2008
================================================================================
Carryforward Amounts       $16,016,600   $38,118,000   $11,075,400   $39,805,800
================================================================================

5. Futures Contracts

Initial margin deposits are made upon entering into futures contracts and are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At September 30, 2000, the Fund did not have any open futures contracts.


--------------------------------------------------------------------------------
26                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Options Contracts

Premiums paid when call or put options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At September 30, 2000, the Fund did not have any open purchased call or put option contracts.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the year ended September 30, 2000, the Fund did not write any call or put option contracts.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             27

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date, (generally, the next business day)at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8. Forward Foreign Currency Contracts

At September 30, 2000, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts is reflected as follows:

                             Local          Market      Settlement   Unrealized
Foreign Currency           Currency          Value         Date      Gain (Loss)
================================================================================
To Buy:
Euro                       1,627,606     $ 1,441,901     12/15/00    $  (78,276)
British Pound                189,150         280,107     12/22/00         4,062
--------------------------------------------------------------------------------
To Sell:
Canadian Dollar            6,395,188       4,257,687      12/8/00        82,118
Euro                      12,701,409      11,252,213     12/15/00       972,209
British Pound              4,023,125       5,957,745     12/22/00        90,405
--------------------------------------------------------------------------------
                                                                      1,144,732
--------------------------------------------------------------------------------
Net Unrealized Gain on Open
  Forward Foreign Currency Contracts                                 $1,070,518
================================================================================

9. Capital Shares

At September 30, 2000, the Fund had 500,000,000 shares of common stock authorized with a par value of $0.001.

On October 19, 1999, the Fund commenced a share repurchase plan. For the year ended September 30, 2000, the Fund repurchased (and retired) 3,003,100 shares with a total cost of $26,425,102.


--------------------------------------------------------------------------------
28                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended September 30, except where noted:

                                          2000           1999           1998           1997           1996
============================================================================================================
Net Asset Value, Beginning of Year      $  10.45       $  11.24       $  12.43       $  11.72       $  11.48
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                     1.06           1.03           1.08           1.15           1.14
  Net realized and unrealized
  gain (loss)                              (1.13)         (0.79)         (1.14)          0.68           0.22
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        (0.07)          0.24          (0.06)          1.83           1.36
------------------------------------------------------------------------------------------------------------
Gains From Repurchase
  of Treasury Stock                         0.05             --             --             --             --
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (1.01)         (1.03)         (1.13)         (1.12)         (1.12)
  Capital                                     --          (0.00)*           --             --             --
------------------------------------------------------------------------------------------------------------
Total Distributions                        (1.01)         (1.03)         (1.13)         (1.12)         (1.12)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $   9.42       $  10.45       $  11.24       $  12.43       $  11.72
------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Market Value(1)                  9.75%         (9.36)%        (1.65)%        18.18%         21.07%
------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Net Asset Value(1)               0.98%          2.74%         (0.58)%        16.48%         12.86%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)      $    652       $    755       $    810       $    883       $    819
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  1.22%          1.20%          1.18%          1.21%          1.21%
  Net investment income                    10.21           9.28           8.81           9.63           9.85
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       69%            83%            98%            87%            73%
------------------------------------------------------------------------------------------------------------
Market Value, End of Year               $  8.938       $  9.125       $ 11.125       $ 12.438       $ 11.500
============================================================================================================

(1) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.

*     Amount represents less than $0.01 per share.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             29

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of High Income Opportunity Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High Income Opportunity Fund Inc. as of September 30, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Income Opportunity Fund Inc. as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP

New York, New York
November 13, 2000


--------------------------------------------------------------------------------
30                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended September 30, 2000:

      o     A corporate dividends received deduction of 0.73%.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             31

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                                         Income      Dividend
                            NYSE        Net Asset       Dividend   Reinvestment
                        Closing Price     Value           Paid        Price
================================================================================
1998
  October 28               $11.69        $12.30          $0.0930     $12.200
  November 24               12.31         12.23           0.0930      12.230
  December 22               12.44         12.26           0.0930      12.260
  December 31               12.50         12.24           0.0375      12.240
  January 27                12.63         12.24           0.0930      12.240
  February 24               12.69         12.30           0.0930      12.300
  March 24                  11.88         12.29           0.0930      11.990
  April 21                  11.94         12.32           0.0890      11.880
  May 26                    11.50         12.25           0.0890      11.930
  June 23                   11.81         12.16           0.0890      11.900
  July 28                   11.56         12.21           0.0890      11.790
  August 25                 11.69         11.82           0.0890      10.810
  September 22              10.69         11.16           0.0890      10.850
1999
  October 27                11.06         10.73           0.0890      10.730
  November 23               11.19         11.29           0.0890      11.150
  December 21               10.44         11.18           0.0890      10.610
  January 26                10.38         11.30           0.0860      10.390
  February 23               10.50         11.16           0.0860      10.560
  March 23                  10.69         11.15           0.0860      10.570
  April 27                  10.50         11.27           0.0860      10.720
  May 25                    10.38         10.97           0.0860      10.530
  June 22                   10.44         10.80           0.0860      10.450
  July 23                   10.19         10.83           0.0840       9.860
  August 20                  9.31         10.55           0.0840       9.460
  September 17               9.00         10.46           0.0840       9.040
2000
  October 22                 8.63         10.36           0.0840       9.190
  November 18                8.94         10.40           0.0840       8.570
  December 22                8.56         10.49           0.0840       8.490
  January 21                 9.00         10.42           0.0840       8.940
  February 17                8.56         10.35           0.0840       8.430
  March 24                   8.63         10.07           0.0840       8.570
  April 20                   8.63          9.96           0.0840       8.670
  May 19                     8.81          9.71           0.0840       8.850
  June 23                    9.00          9.85           0.0840       9.070
  July 25                    9.50          9.78           0.0840       9.350
  August 22                  9.19          9.76           0.0840       9.230
  September 26               9.94          9.42           0.0840       8.780
================================================================================


--------------------------------------------------------------------------------
32                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On February 23, 2000, the Annual Meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

1. To vote on the election of Heath B. McLendon, Roderick C. Rasmussen and John P. Toolan, as Directors; and

2. To approve or disapprove the selection of KPMG LLP as the independent auditors for the current fiscal year of the Fund.

The results of the vote on Proposal 1 were as follows:

                          Shares        Percentage      Shares       Percentage
                           Voted         of Shares      Voted         of Shares
Name of Directors*          For            Voted       Against          Voted
================================================================================
Heath B. McLendon      66,260,425.057      98.177%  1,230,404.269       1.823%
Roderick C. Rasmussen  66,225,233.057      98.125   1,265,596.269       1.875
John P. Toolan         66,123,119.283      97.973   1,367,710.043       2.027
================================================================================

The results of the vote on Proposal 2 were as follows:

    Shares     Percentage     Shares     Percentage                 Percentage
    Voted       of Shares      Voted      of Shares      Shares     of Shares
     For          Voted       Against       Voted      Abstaining   Abstained
================================================================================
66,525,198.300   98.569%    323,025.109     0.479%     642,605.917    0.952%
================================================================================

* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Lee Abraham, Allan J. Bloostein, Jane F. Dasher, Donald R. Foley, Richard E. Hanson, Jr. and Paul Hardin.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             33

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Global Fund Services ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share of the common stock on the determination date (generally, the record date for the distribution), the Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of NAV determined as described below or 95% of the market price of the common stock.

If the market price of the common stock is less than the NAV of the common stock at the time of valuation (which is the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC will buy common stock in the open market, on the stock exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the NAV of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) NAV as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the NAV of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the


--------------------------------------------------------------------------------
34                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of each Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-331-1710.

--------------------------------------------------------------------------------
Additional Shareholder Information (unautited)
--------------------------------------------------------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             35

--------------------------------------------------------------------------------
High Income
---------------------                     [GRAPHIC]
Opportunity Fund Inc.
--------------------------------------------------------------------------------

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS

Heath B. McLendon
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John C. Bianchi, CFA
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

SSB Citi Fund Management LLC

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

This report is intended only for the shareholders of the High Income Opportunity Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

          HIO                       HIGH INCOME OPPORTUNITY FUND INC.
        Listed                      7 World Trade Center
         NYSE [LOGO]                New York, New York 10048
THE NEW YORK STOCK EXCHANGE
                                    FD0802 11/00